Property, Machinery and Equipment, net (Details) - Schedule of property, machinery and equipment, net - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of property, machinery and equipment, net [Abstract]
Computer equipment	$ 177,868	$ 177,868	$ 109,586
Furniture and fixtures	205,976	205,976	131,891
Leasehold improvements	897,529	665,146	461,280
Machinery and equipment	2,800,170	1,935,974	1,079,184
Construction in-progress	1,913,308	117,655	229,983
Total assets	5,994,851	3,102,619	2,011,924
Less: accumulated depreciation	(1,207,172)	(781,519)	(224,842)
Property, machinery and equipment, net	$ 4,787,679	$ 2,321,100	$ 1,787,082